Income Taxes (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	$ 13,213,037
California net operating loss carry forwards	24,481,423
Net operating loss	$ 6,434,544	$ 5,104,432
Tax credit limitation on use	In general, an “ownership change” as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders.
Australia
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	$ 67,096	$ 11,275,349